Expense Example, No Redemption - INTERMEDIATE BOND FUND OF AMERICA	Oct. 30, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 137
Expense Example, No Redemption, 3 Years	428
Expense Example, No Redemption, 5 Years	739
Expense Example, No Redemption, 10 Years	1,432
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	440
Expense Example, No Redemption, 5 Years	761
Expense Example, No Redemption, 10 Years	$ 1,180